File Nos. 333-138560

811-21978

As filed with the Securities and Exchange Commission on March 11, 2013

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 19	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 20	☒

(Check appropriate box or boxes)

PIONEER SERIES TRUST VI*

(Exact Name of Registrant as Specified in Charter)

60 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 742-7825

Terrence J. Cullen, Pioneer Investment Management, Inc.,

60 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a Previously filed post-effective amendment.

*	This filing relates to Pioneer Floating Rate Fund and Pioneer Multi-Asset Real Return Fund, each is a series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Admendment No. 19 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 11th day of March, 2013.

PIONEER SERIES TRUST VI

By:	/s/ Daniel K. Kingsbury
Daniel K. Kingsbury
Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on March 11, 2013:

Signature	Title

John F. Cogan, Jr.* John F. Cogan, Jr.	President (Principal Executive Officer) and Trustee

Mark E. Bradley* Mark E. Bradley	Treasurer (Principal Financial and Accounting Officer)

David R. Bock* David R. Bock	Trustee

Benjamin M. Friedman* Benjamin M. Friedman	Trustee

Margaret B. W. Graham* Margaret B. W. Graham	Trustee

/s/ Daniel K. Kingsbury Daniel K. Kingsbury	Executive Vice President and Trustee

Thomas J. Perna* Thomas J. Perna	Chairman of the Board and Trustee

Marguerite A. Piret* Marguerite A. Piret	Trustee

Stephen K. West* Stephen K. West	Trustee

*By:	/s/ Daniel K. Kingsbury	Dated: March 11, 2013
Daniel K. Kingsbury
Attorney-in-Fact

Pioneer Cayman Commodity Fund Ltd. certifies that it has duly caused this Registration Statement of Pioneer Series Trust VI, with respect only to information that specifically relates to Pioneer Cayman Commodity Fund Ltd., to be signed on its behalf by the undersigned, duly authorized, in the city of Boston, and Commonwealth of Massachussetts, on the 11th day of March, 2013.

PIONEER CAYMAN COMMODITY FUND, LTD.

By:	/s/ Daniel K. Kingsbury
Daniel K. Kingsbury
Director

This Registration Statement of Pioneer Series Trust VI, with respect only to information that specifically relates to Pioneer Cayman Commodity Fund Ltd., has been signed below by the following person in the capacity indicated below on March 11, 2013.

SIGNATURE	TITLE

/s/ Daniel K. Kingsbury	Director
Daniel K. Kingsbury

EXHIBIT INDEX

Index Number	Description of Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Document

EX-101.DEF	XBRL Taxonomy Extension Definition Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase